Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Goodwill

Goodwill
NIS thousands
Balance as at December 31, 2023	221,080
Acquisitions during 2024	8,062
Disposal of subsidiaries	(4,548)
Balance as at December 31, 2024	224,594
Acquisitions during 2025	184
Disposal of subsidiaries	(5,586)
Balance as at December 31, 2025	219,192